SCHEDULE OF FOREIGN CURRENCY RISK (Details) € in Thousands, $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Assets		$ 11,288			$ 10,338
Liabilities		(9,132)			(2,447)
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets | €	[1]		€ 25
Currency risk [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets		1,242			616
Liabilities		(172)
United states dollar [member] | Currency risk [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets		1,214			481
Liabilities		(99)
EUR [member] | Currency risk [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Assets		28			135
Liabilities		$ (73)

[1]	Less than 1 thousand.